Short-Term Investments	12 Months Ended
Dec. 31, 2024
Short-Term Investments [Abstract]
SHORT-TERM INVESTMENTS

NOTE 4 — SHORT-TERM INVESTMENTS

As of December 31, 2023 and 2024, the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries had short-term investments, which mainly consists of wealth management products purchased from commercial banks, in the amount of RMB 4,223,894 and RMB 4,526,957, respectively. These wealth management products bear a highest expected rate of return ranging from 2.60% – 4.35%, either can be redeemed at any time or bear an initial maturity of more than three months but less than one-year. For the years ended December 31, 2022, 2023 and 2024, the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries recorded investment income of RMB 603,058, RMB 600,375 and RMB 441,949 in the consolidated statements of loss and comprehensive loss, respectively.